Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 193,310	$ 2,259	₨ 379,851
Non-current lease liabilities	3,616,928	$ 42,263	2,662,988
Total	₨ 3,810,238		₨ 3,042,839	₨ 2,451,179